Asset held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Asset held for sale and discontinued operations

The reconciliation of statement of profit or loss statement of Fintur is listed below (The financial statements are presented in USD);

	1 January - 30 September 2016	1 January- 31 December 2015
Revenue	617,214	1,325,535
Cost of sales	(369,104)	(674,334)

Gross profit	248,110	651,201

Selling and marketing expenses	(69,983)	(123,244)
General and administrative expenses	(69,818)	(95,380)
Other operating (expenses), net	(31,258)	(23,850)

Operating profit	77,051	408,727

Finance (expense)/income, net	(61,203)	162,357

Profit before income tax	15,848	571,084

Total income tax	(30,947)	(128,121)

(Loss)/profit for period	(15,099)	442,963

Attributable to:
-owners of the parent	(28,695)	327,194
-non-controlling interests	13,596	115,769

(Loss)/profit for period	(15,099)	442,963